NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
NET LOSS PER SHARE
Schedule of computation of basic and diluted net loss per share

The following table sets forth the computation of basic and diluted net loss per share (in thousands, except share data):

	Year Ended December 31,
	2021	2020	2019
Numerator:
Net loss attributable to Wheels Up Experience Inc. - basic and diluted	$(190,020)	$(78,641)	$(96,274)
Denominator:
Weighted-average shares of Class A common stock outstanding - basic and diluted	204,780,896	162,505,231	103,803,383
Basic and diluted net loss per share of Class A common stock	$(0.93)	$(0.48)	$(0.93)

Schedule of antidilutive securities

	Year Ended December 31,
	2021	2020	2019
Warrants	12,521,494	—	—
Earnout Shares	9,000,000	—	—
RSUs	8,411,251	—	—
Stock options	16,633,852	16,283,779	9,769,252
Total anti-dilutive securities	46,566,597	16,283,779	9,769,252